SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHIC LOCATION (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 3,810,441	$ 5,163,909	$ 5,213,810	$ 5,266,589
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		$ 5,163,909	$ 5,213,810	$ 5,266,589